NOTE 8 - DERIVATIVE LIABILITY: Schedule of Current Income Tax (Details)	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Derivative Liabilities, Assumptions, Stock Price	$ 0.05275	$ 0.04	$ 0.04
Derivative Liabilities, Assumptions, Volatility	105.00%	168.00%	216.00%
Derivative Liabilities, Assumptions, Dividend Yield	0.00%	0.00%	0.00%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate	5.40%	4.02%	0.06%
Convertible Notes | $	$ 595,638	$ 317,285	$ 171,750
TOTAL | $	$ 135,698	$ 102,011	$ 92,527
Minimum
Derivative Liabilities, Assumptions, Exercise Price	$ 0.025	$ 0.0224	$ 0.023
Derivative Liabilities, Assumptions, Expected Life	0	0	0
Maximum
Derivative Liabilities, Assumptions, Exercise Price	$ 0.05	$ 0.05	$ 0.05
Derivative Liabilities, Assumptions, Expected Life	0.07	0.59	1.25
Upon Issuance 2023
Derivative Liabilities, Assumptions, Stock Price	$ 0.048
Derivative Liabilities, Assumptions, Exercise Price	$ 0.045
Derivative Liabilities, Assumptions, Expected Life	0.75
Derivative Liabilities, Assumptions, Volatility	145.00%
Derivative Liabilities, Assumptions, Dividend Yield	0.00%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate	4.57%
Convertible Notes | $	$ 388,888
TOTAL | $	$ 174,234
Upon Issuance 2022
Derivative Liabilities, Assumptions, Dividend Yield		0.00%
Convertible Notes | $		$ 356,000
TOTAL | $		$ 273,906
Upon Issuance 2022 | Minimum
Derivative Liabilities, Assumptions, Stock Price		$ 0.043
Derivative Liabilities, Assumptions, Exercise Price		$ 0.0224
Derivative Liabilities, Assumptions, Expected Life		1.0
Derivative Liabilities, Assumptions, Volatility		194.52%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate		0.53%
Upon Issuance 2022 | Maximum
Derivative Liabilities, Assumptions, Stock Price		$ 0.066
Derivative Liabilities, Assumptions, Exercise Price		$ 0.05
Derivative Liabilities, Assumptions, Expected Life		1.2
Derivative Liabilities, Assumptions, Volatility		197.12%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate		0.61%